SUBMISSION
TYPE     24F-2NT
DOCUMENT-COUNT     1
NOFIFY-INTERNET     taro@pimco.com
SROS     NASD
FILER
CIK     0001047304
CCC     we8p#dfg
FILE-NUMBER     333-37115
/FILER
SHARES
"SALEPROCEEDS      310,877,138"
/SHARES
PERIOD     12/31/04
DOCUMENT
TYPE     24F-2NT
TEXT
APPENDIX I
SEC 2393 (9-97)
                                                     OMB APPROVAL
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                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
"                        Washington, D.C.  20549"

                                FORM 24F-2
                    Annual Notice of Securities Sold
                         Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.


1.   Name and address of issuer:

     PIMCO Variable Insurance Trust
"     840 Newport Center Drive"
"     Newport Beach, CA  92660"

2. The name of each series or class of securities for which this Form is filed:


     Institutional Class of the following funds:

"     Total Return Portfolio, Low Duration Portfolio, Short-Term Portfolio, "
"     Foreign Bond Portfolio, Total Return Portfolio II, High Yield "
"     Portfolio, Long-Term U.S. Government Portfolio, StocksPLUS Growth "
"     and Income Portfolio, Money Market Portfolio, Real Return Portfolio."


     Administrative Class of the following funds:

"     Total Return Portfolio, Low Duration Portfolio, Short-Term Portfolio, "
"     Foreign Bond Portfolio, Total Return Portfolio II, High Yield "
"     Portfolio, Long-Term U.S. Government Portfolio, StocksPLUS Growth "
"     and Income Portfolio, Money Market Portfolio, Real Return Portfolio,"
"     Global Bond Portfolio, Emerging Markets Bond Portfolio, All Asset "
"     Portfolio, CommodityRealReturn Strategy Portfolio. "


      Class M of the following funds:

"     All Asset Portfolio. "


      Advisor Class of the following funds:

"     All Asset Portfolio. "


3.    Investment Company Act File Number: 811-8399

      Securities Act File Number: 333-37115


4(a).  Last day of fiscal year for which this Form is filed:

"       December 31, 2004"

"4(b). Check box if this Form is being filed late (i.e.," more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


"      Note:  If the Form is being filed late, interest must be"
      paid on the registration fee due.


4(c). Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

    (i)  Aggregate sale price of securities sold during the
         fiscal year pursuant to section 24(f):	"$ 529,609,264"


    (ii) Aggregate price of securities redeemed or
         repurchased during the fiscal year:	"-$ 218,732,126"


   (iii) Aggregate price of securities redeemed or
         repurchased during any prior fiscal year ending no
         earlier than October 11, 1995 that were not
         previously used to reduce registration fees payable
         to the Commission:			"$0"


   (iv) Total available redemption credits [add Items 5(ii)
        and 5(iii)]:                         	"-$ 218,732,126"


   (v)  Net Sales - if Item 5(i) is greater than Item 5 (iv)
        [subtract Item 5(iv) from Item 5(i)]:	"$ 310,877,138"


   (vi) Redemption credits available for use in future years
        ---If Item 5(i) is less than Item 5(iv) [subtract Item
        5(iv) from Item 5(i)]:			"$0"



  (vii) Multiplier for determining registration fee (See
        Instruction C.9):
                                                              x    .0001177

 (viii) Registration fee due [multiply Item 5(v) by Item
"        5(vii)]  (enter ""0"" If no fee is due):"
                                                              =$ 36,590.24

6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect
"     before [effective date of rescission of rule 24e-2], then"
     report the amount of securities (number or shares or other
     units) deducted here:          . If there is a number
     of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by
"     the issuer in future fiscal years, then state that number"
     here:

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
     (see instruction D):

                                                               +$

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                               =$ 36,590.24

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:            Wire Transfer - 03/28/2005




                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*


/s/ John P. Hardaway
"John P. Hardaway, Treasurer"
Date 03/28/2005

          *Please print the name and title of the signing officer below the signature.